Revenues (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenues
Crops	$ 351,246,000,000	$ 284,117,000,000	$ 357,115,000,000
Sugarcane	62,753,000,000	96,128,000,000	88,186,000,000
Cattle	109,216,000,000	59,724,000,000	47,470,000,000
Supplies	104,752,000,000	68,715,000,000	74,114,000,000
Consignment	46,898,000,000	39,354,000,000	49,007,000,000
Advertising and brokerage fees	32,337,000,000	29,377,000,000	31,274,000,000
Agricultural rental and other services	15,380,000,000	39,354	22,503,000,000
Income from sales and services from agricultural business	722,582,000,000	595,893,000,000	669,669,000,000
Trading properties and developments	24,674,000,000	14,509,000,000	12,858,000,000
Rental and services	543,398,000,000	524,192,000,000	484,077,000,000
Hotel operations, tourism services and others	88,709,000,000	86,242,000,000	114,598,000,000
Income from sales and services from urban properties and investment business	656,781,000,000	624,943,000,000	611,533,000,000
Revenues	$ 1,379,363,000,000	$ 1,220,836,000,000	$ 1,281,202,000,000